DIREXION SHARES ETF TRUST

Direxion Daily Total Market Bear 1X Shares

Supplement dated June 14, 2011 to the
Prospectus and Statement of Additional Information (“SAI”)
dated March 17, 2011, as last supplemented June 10, 2011

Direxion Daily Total Market Bear 1X Shares
This Supplement, dated June 14, 2011, to the Prospectus dated March 17, 2011, as last supplemented June 10, 2011, supersedes and replaces the supplement to the Prospectus and SAI dated June 10, 2011.
The Board of Trustees of Direxion Shares ETF Trust (“Trust”) has approved a change in the benchmark index of the Direxion Daily Total Market Bear 1X Shares (the “Fund”). Effective immediately, the Fund’s benchmark index will be changed from the Russell 3000® Index to the MSCI US Broad Market Index (the “New Index”). All references to the Russell 3000® Index should be replaced with the New Index. In addition, the second paragraph of the Principal Investment Strategies disclosure for the Fund is deleted in its entirety and replaced with the following:

The Index is sponsored by Morgan Stanley Capital International Inc. and represents the universe of companies in the U.S. equity market, including large, mid, small and micro cap companies. The Index targets for inclusion 99.5% or more of the total market capitalization of all U.S. common stocks regularly traded on the New York Stock Exchange and the NASDAQ over-the-counter market. The Index is the aggregation of the MSCI US Investible Market 2500 Index, which targets for inclusion 2,500 companies representing the investible universe of the U.S. equity market, and the MSCI US Micro Cap Index, which targets for inclusion approximately the bottom 1.5% of the U.S. equity market capitalization.

The New Index’s annualized historical volatility rate for the five-year period ended December 31, 2010 is 25.30%. The New Index’s highest volatility rate for any one calendar year during the five-year period is 41.01%. The New Index’s annualized performance for the five-year period ended December 31, 2010 is 3.04%. All references to historical volatility rates and annualized index performance of the Russell 3000® Index is hereby deleted and replaced with the New Index’s information accordingly. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

In addition to the risks described in the Prospectus, the Fund is also subject to Micro Capitalization Companies Risk. Within the summary prospectus portion of the Prospectus relating to this Fund, under the heading “Principal Risks” on page 22, the following section is hereby added:
Micro Capitalization Companies Risk
Stock prices of micro-cap companies are significantly more volatile, and more vulnerable to adverse business and economic developments than those of larger companies. In addition, micro-cap companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, including companies which are considered small- or mid-capitalization. Furthermore, micro-cap companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.